RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 21, 2016
Interest rate	8.00%
Conversion of principal and interest payable into common stock					30,000,000
Interest expenses related party	$ 0	$ 2,656
Yilaime Corporation [Member]
Outstanding payable	$ 2,106		$ 44,839
Description of interest rate terms	Bears no interest		Bears no interest
Description of repayment terms	Loan is repayable on demand		Loan is repayable on demand
Rent expenses	$ 22,500
Lyboltd-Daly, Inc [Member]
Outstanding payable			$ 11,000	$ 0
Description of interest rate terms			Bears no interest	Bears no interest
Description of repayment terms			Loan is repayable on demand	Loan is repayable on demand